UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.0%

Australia-1.3%
240,042	Westfield Group	$2,798,530
479,401	Westfield Retail Trust	1,604,740

		4,403,270

Brazil-3.8%
754,000	All America Latina Logistica SA	3,282,788
183,000	Anhanguera Educacional Participacoes SA	3,561,027
189,000	BR Malls Participacoes SA	2,446,792
519,500	EDP - Energias do Brasil SA	3,180,107
11,896	Telefonica Brasil SA-ADR	299,541

		12,770,255

Canada-2.7%
49,709	Canadian Pacific Railway, Ltd.	5,742,881
48,411	Cenovus Energy, Inc.	1,609,181
34,000	Enbridge, Inc.	1,487,160

		8,839,222

China-0.0%
13,591,000	Daqing Dairy Holdings, Ltd. (a)(b)(c)	17,525

France-2.1%
64,000	Total SA	3,469,888
67,000	Vinci SA	3,413,749

		6,883,637

Germany-0.8%
21,700	Fresenius SE & Co. KGaA	2,641,473

Hong Kong-1.9%
163,691	Cheung Kong Holdings, Ltd.	2,682,663
397,192	Wharf Holdings, Ltd.	3,505,660

		6,188,323

Indonesia-0.5%
2,210,500	PT Bank Rakyat Indonesia Persero Tbk	1,804,258

Ireland-2.6%
71,500	Accenture PLC-Class A	5,140,135
57,000	Covidien PLC	3,553,380

		8,693,515

Japan-3.2%
39,000	East Japan Railway Co.	2,635,683
1,862	GLP J-REIT	1,659,500
77,600	Japan Airlines Co., Ltd. (c)	3,207,699
60,500	Unicharm Corp.	3,208,759

		10,711,641

Mexico-0.4%
79,534	Grupo Financiero Santander Mexico SAB de CV-ADR	1,236,754

Netherlands-0.5%
24,500	Koninklijke Vopak NV	1,672,953

Shares	Security Description	Value

Norway-3.0%
158,500	Seadrill, Ltd. (d)	$6,289,280
145,900	Subsea 7 SA	3,530,722

		9,820,002

Russia-1.1%
253,500	Sberbank of Russia-ADR	3,734,055

Singapore-1.6%
152,000	Avago Technologies, Ltd. (d)	5,437,040

South Korea-0.8%
72,000	Hana Financial Group, Inc.	2,578,690

Sweden-1.2%
153,000	Electrolux AB-Series B	4,042,876

Switzerland-6.7%
88,000	Nestle SA	6,179,001
57,400	Novartis AG-ADR (d)	3,892,868
20,500	Roche Holding AG	4,536,784
67,500	Wolseley PLC	3,152,770
15,000	Zurich Insurance Group AG	4,315,147

		22,076,570

Thailand-0.8%
390,000	Bangkok Bank PCL	2,733,400

Turkey-1.2%
622,000	TAV Havalimanlari Holding AS	3,872,580

United Kingdom-12.7%
72,000	Aggreko PLC	1,823,646
98,000	British American Tobacco PLC	5,102,702
385,000	British Sky Broadcasting Group PLC	4,991,737
66,000	Croda International PLC	2,537,346
166,000	Diageo PLC	4,941,691
175,036	Petrofac, Ltd.	4,547,204
837,000	Rexam PLC	6,219,254
930,000	Rexam PLC-B Shares (c)	663,741
157,500	Standard Chartered PLC	4,190,311
264,038	Vodafone Group PLC-ADR	7,213,518

		42,231,150

United States-51.1%
202,500	American Eagle Outfitters, Inc. (d)	4,092,525
42,000	American Tower Corp. (d)	3,198,300
93,500	American Water Works Co., Inc.	3,579,180
16,234	Apple, Inc. (d)	7,391,503
58,000	Ashland, Inc. (d)	4,553,580
206,500	Bank of America Corp. (d)	2,337,580
33,305	Carpenter Technology Corp.	1,742,851
164,000	Cisco Systems, Inc. (d)	3,373,480
79,500	Citigroup, Inc.	3,351,720
132,500	CMS Energy Corp.	3,405,250
94,029	Coach, Inc. (d)	4,795,479
49,568	Colgate-Palmolive Co. (d)	5,322,116
127,641	Comcast Corp.-Class A (d)	4,860,569
127,000	Cooper Tire & Rubber Co.	3,233,420
109,000	Corrections Corp. of America	4,130,010
32,600	Costco Wholesale Corp.	3,336,284
15,000	Cummins, Inc. (d)	1,722,450

Shares	Security Description	Value

65,959	CVR Energy, Inc. (c)	$3,875,091
39,700	Energizer Holdings, Inc.	3,454,297
57,524	Family Dollar Stores, Inc.	3,261,611
76,000	HCA Holdings, Inc.	2,861,400
106,000	HollyFrontier Corp.	5,535,320
159,911	Intel Corp. (d)	3,364,527
25,500	International Business Machines Corp. (d)	5,178,285
41,000	ITC Holdings Corp. (d)	3,321,000
35,000	Johnson & Johnson	2,587,200
75,340	Las Vegas Sands Corp.	4,162,535
50,427	McKesson Corp. (d)	5,306,433
155,000	Mondelez International, Inc.-Class A	4,307,450
39,000	Murphy Oil Corp.	2,321,280
334,000	Och-Ziff Capital Management Group, LLC-Class A (d)	3,306,600
46,600	PepsiCo, Inc. (d)	3,394,810
95,749	Pfizer, Inc.	2,612,033
54,500	PNC Financial Services Group, Inc.	3,368,100
103,274	QUALCOMM, Inc. (d)	6,819,182
373,000	RR Donnelley & Sons Co.	3,431,600
17,462	Ryman Hospitality Properties, Inc.	697,956
51,572	Snap-On, Inc. (d)	4,178,364
20,000	The Walt Disney Co.	1,077,600
137,000	The Williams Cos., Inc.	4,801,850
25,000	Thermo Fisher Scientific, Inc.	1,803,500
283,500	Two Harbors Investment Corp.	3,521,070
63,000	UnitedHealth Group, Inc. (d)	3,478,230
47,500	Validus Holdings, Ltd.	1,729,475
74,795	Verizon Communications, Inc. (d)	3,261,810
109,640	Walgreen Co.	4,381,214
94,000	Wells Fargo & Co. (d)	3,274,020
4,607	Zoetis, Inc. (c)	119,782

		169,219,922

	Total Common Stocks (Cost $306,702,052)	331,609,111

Principal Amount

Convertible Bonds (0.1%)

Brazil (0.1%)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 17.717%, 9/19/16 (Brazilian Real)(e)	214,604

	Total Convertible Bonds (Cost $283,909)	214,604

	Total Investments (Cost $306,985,961)-100.1%	331,823,715

	Liabilities in Excess of Other Assets-(0.1)%	(402,987)

	TOTAL NET ASSETS 100.0%	$331,420,728

Percentages are stated as a percent of net assets.
(a) Illiquid security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(c) Non-income producing security.
(d) All or a portion of the security is available to serve as collateral on the outstanding loans.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
BRL-Brazilian Real
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.2%

Aerospace & Defense-1.1%
350	United Technologies Corp. (a)	$30,650

Beverages-3.3%
525	Anheuser-Busch InBev NV-ADR (a)	46,515
600	PepsiCo, Inc. (a)	43,710

		90,225

Biotechnology-1.6%
500	Amgen, Inc. (a)	42,730

Capital Markets-3.5%
3,000	FXCM, Inc.-Class A	35,970
3,500	Och-Ziff Capital Management Group, LLC-Class A (a)	34,650
3,000	WisdomTree Investments, Inc. (b)	25,950

		96,570

Chemicals-2.1%
300	Air Products & Chemicals, Inc. (a)	26,229
750	Potash Corp. of Saskatchewan, Inc. (a)	31,875

		58,104

Commercial Banks-4.1%
1,800	Financial Institutions, Inc.	36,162
650	PNC Financial Services Group, Inc.	40,170
3,700	Sterling Bancorp	35,483

		111,815

Commercial Services & Supplies-1.0%
700	Corrections Corp. of America	26,523

Communications Equipment-3.4%
2,200	Cisco Systems, Inc. (a)	45,254
750	QUALCOMM, Inc. (a)	49,522

		94,776

Computers & Peripherals-1.7%
100	Apple, Inc.	45,531

Construction & Engineering-1.1%
2,500	Aecon Group, Inc.	29,777

Containers & Packaging-0.2%
7,500	Rexam PLC-B Shares (b)	5,353

Diversified Financial Services-1.2%
800	Citigroup, Inc. (a)	33,728

Energy Equipment & Services-2.6%
600	Bristow Group, Inc. (a)	34,188
470	Schlumberger, Ltd. (a)	36,684

		70,872

Food & Staples Retailing-1.6%
1,100	Walgreen Co. (a)	43,956

Shares	Security Description	Value

Food Products-2.8%
800	General Mills, Inc. (a)	$33,552
500	The J.M. Smucker Co. (a)	44,315

		77,867

Gas Utilities-1.4%
1,000	Atmos Energy Corp.	37,360

Health Care Equipment & Supplies-1.2%
400	Becton, Dickinson & Co. (a)	33,616

Health Care Providers & Services-3.1%
850	Aetna, Inc. (a)	40,996
950	AmerisourceBergen Corp.	43,101

		84,097

Household Products-3.1%
550	Energizer Holdings, Inc.	47,855
500	The Procter & Gamble Co. (a)	37,580

		85,435

Industrial Conglomerates-1.1%
300	3M Co. (a)	30,165

Insurance-2.4%
100	Fairfax Financial Holdings, Ltd.	35,893
850	Validus Holdings, Ltd.	30,949

		66,842

IT Services-2.9%
200	International Business Machines Corp. (a)	40,614
250	Visa, Inc.-Class A (a)	39,477

		80,091

Life Sciences Tools & Services-0.5%
300	Agilent Technologies, Inc.	13,434

Machinery-2.5%
500	Dover Corp. (a)	34,590
430	Snap-On, Inc. (a)	34,839

		69,429

Media-4.7%
1,050	CBS Corp.-Class B (a)	43,806
1,100	Comcast Corp.-Class A (a)	41,888
1,400	SES SA	42,856

		128,550

Metals & Mining-0.7%
1,000	Vale SA-ADR (a)	20,170

Multi-Utilities-4.7%
1,600	CMS Energy Corp.	41,120
700	OGE Energy Corp. (a)	41,097
1,650	Xcel Energy, Inc. (a)	45,837

		128,054

Oil, Gas & Consumable Fuels-8.7%
300	Chevron Corp. (a)	34,545
2,500	Crosstex Energy LP	41,275

Shares	Security Description	Value

800	CVR Energy, Inc. (b)	$47,000
600	Devon Energy Corp.	34,314
500	Occidental Petroleum Corp. (a)	44,135
1,100	Suncor Energy, Inc. (a)	37,422

		238,691

Pharmaceuticals-2.9%
1,200	AbbVie, Inc.	44,028
925	Teva Pharmaceutical Industries, Ltd.-ADR (a)	35,141

		79,169

Professional Services-1.0%
1,200	VSE Corp. (a)	28,812

Real Estate Investment Trusts-4.0%
600	American Tower Corp. (a)	45,690
1,600	Colony Financial, Inc. (a)	34,432
3,000	Dynex Capital, Inc.	30,330

		110,452

Road & Rail-1.1%
1,500	Marten Transport, Ltd. (a)	30,540

Semiconductors & Semiconductor Equipment-4.6%
1,250	Avago Technologies, Ltd. (a)	44,712
1,700	Intel Corp. (a)	35,768
1,250	Linear Technology Corp. (a)	45,775

		126,255

Software-4.0%
1,400	Microsoft Corp. (a)	38,458
1,250	Oracle Corp. (a)	44,387
1,300	Totvs SA	28,313

		111,158

Specialty Retail-3.1%
930	Dick’s Sporting Goods, Inc. (a)	44,259
1,150	Rent-A-Center, Inc.	41,032

		85,291

Textiles, Apparel & Luxury Goods-2.9%
720	NIKE, Inc.-Class B (a)	38,916
270	VF Corp. (a)	39,847

		78,763

Thrifts & Mortgage Finance-1.3%
1,500	Berkshire Hills Bancorp, Inc.	36,300

Water Utilities-1.0%
750	American Water Works Co., Inc.	28,710

	Total Common Stocks (Cost $2,185,254)	2,589,861

Principal Amount

Short-Term Investments-5.8%
$161,000	State Street Eurodollar Time Deposit, 0.01%	161,000

	Total Short-Term Investments (Cost $161,000)	161,000

Principal Amount	Security Description	Value

	Total Investments (Cost $2,346,254)-100.0%	$2,750,861

	Liabilities in Excess of Other Assets-0.0%	(512)

	TOTAL NET ASSETS 100.0%	$2,750,349

Percentages are stated as a percent of net assets.
(a) All or a portion of the security is available to serve as collateral on the outstanding loans.
(b) Non-income producing security.
ADR-American Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-79.6%

Capital Markets-12.7%
25,000	BGC Partners, Inc.-Class A (a)	$99,750
52,033	Cowen Group, Inc.-Class A (a)(b)	138,408
18,500	GFI Group, Inc. (a)	62,900
89,037	Gleacher & Co., Inc. (b)	68,558
13,603	JMP Group, Inc.	89,780
17,900	KKR & Co. LP	302,152
4,869	LPL Financial Holdings, Inc.	162,138
4,443	Manning & Napier, Inc.	62,646
11,200	Och-Ziff Capital Management Group, LLC-Class A (a)	110,880
1,705	SWS Group, Inc. (b)	11,236
20,000	The Blackstone Group LP (a)	370,000
26,340	WisdomTree Investments, Inc. (b)	227,841

		1,706,289

Commercial Banks-38.4%
3,150	1st Constitution Bancorp (b)	28,350
45,165	1st United Bancorp, Inc. (a)	289,959
3,000	American River Bankshares (a)(b)	21,930
15,000	Bancorp, Inc. (b)	176,700
52,381	Bank of Commerce Holdings	257,191
5,000	Bank of Georgia Holdings PLC	99,363
14,739	Bank of Virginia (b)	49,376
13,428	Barclays PLC	64,103
8,244	BNC Bancorp	68,425
108,283	Carolina Trust Bank (b)	278,829
12,493	Centerstate Banks, Inc.	110,563
2,000	CIT Group, Inc. (b)	84,700
36,627	Citizens First Corp. (b)	342,096
7,095	Comerica, Inc.	243,784
6,700	Community National Bank of the Lakeway Area (a)(b)(c)	17,755
15,000	CU Bancorp (b)	176,550
20,000	First Business Financial Services, Inc.	483,200
1,000	FirstMerit Corp. (a)	15,230
6,600	Intervest Bancshares Corp.-Class A (b)	30,360
500	Manhattan Bancorp (b)	2,005
10,200	New Century Bancorp, Inc. (a)(b)	63,342
400	North Valley Bancorp (b)	6,628
2,375	Old Point Financial Corp.	28,927
4,000	Oriental Financial Group, Inc.	57,480
24,642	Pacific Mercantile Bancorp (a)(b)	142,924
48,276	Pacific Premier Bancorp, Inc. (a)(b)	556,622
2,500	Plaza Bank (b)(c)	5,875
5,555	Powszechna Kasa Oszczednosci Bank Polski SA	62,231
75,000	Republic First Bancorp, Inc. (a)(b)	186,750
3,120	Rurban Financial Corp. (a)(b)	24,305
5,000	Seacoast Commerce Bank (b)	22,000
2,000	Security California Bancorp (b)	17,000
2,000	Shore Bancshares, Inc.	10,600
38,750	Southern National Bancorp of Virginia, Inc. (a)	357,856
2,000	Stonegate Bank	36,000
6,000	Summit State Bank (a)	48,720
152,347	Synovus Financial Corp. (a)	393,055
3,000	Texas Capital Bancshares, Inc. (b)	124,200
2,551	Valley Commerce Bancorp (c)	27,564
32,000	VTB Bank OJSC-GDR (d)	116,960
1,974	Yadkin Valley Financial Corp. (a)(b)	6,633

		5,136,141

Shares	Security Description	Value

Consumer Finance-3.1%
1,400	Asset Acceptance Capital Corp. (b)	$7,518
4,158	Capital One Financial Corp.	234,179
1,000	Discover Financial Services	38,390
591	Ezcorp, Inc.-Class A (b)	13,120
1,000	Green Dot Corp.-Class A (a)(b)	13,400
25,000	Imperial Holdings, Inc. (a)(b)	105,000

		411,607

Diversified Financial Services-9.4%
7,124	BM&F Bovespa SA	49,870
1,100	BTG Pactual Participations, Ltd.	18,920
3,325	CME Group, Inc. (a)	192,318
162,000	Dubai Financial Market (b)	56,455
3,115	IntercontinentalExchange, Inc. (b)	432,206
9,000	NYSE Euronext (a)	311,130
7,000	The NASDAQ OMX Group, Inc. (a)	198,240

		1,259,139

Industrial Conglomerates-1.0%
6,000	General Electric Co. (a)	133,680

Insurance-0.2%
1,100	The Phoenix Co., Inc. (b)	29,898

IT Services-0.3%
1,000	VeriFone Systems, Inc. (b)	34,720

Pharmaceuticals-0.0%
171	Zoetis, Inc. (b)	4,446

Real Estate Investment Trusts-3.3%
6,557	Silver Bay Realty Trust Corp.	136,123
15,000	Urstadt Biddle Properties, Inc.-Class A	303,600

		439,723

Thrifts & Mortgage Finance-10.3%
17,105	Alliance Bancorp, Inc. of Pennsylvania (a)	222,365
10,000	Bank Mutual Corp.	51,300
128,697	Central Federal Corp. (b)	199,480
2,000	Dime Community Bancshares, Inc.	27,620
5,895	First Pactrust Bancorp, Inc.	69,325
6,000	Flagstar Bancorp, Inc. (b)	94,380
8,823	HopFed Bancorp, Inc.	81,966
15,000	Jefferson Bancshares, Inc. (b)	51,150
3,666	Meta Financial Group, Inc.	85,235
1,000	Nationstar Mortgage Holdings, Inc. (b)	36,090
23,751	Provident Financial Holdings, Inc. (a)	395,217
11,000	Riverview Bancorp, Inc. (b)	24,750
1,000	TF Financial Corp.	24,585
6,370	United Community Financial Corp. (b)	19,683

		1,383,146

Trading Companies & Distributors-0.9%
2,769	Textainer Group Holdings, Ltd.	114,775

	Total Common Stocks (Cost $11,463,136)	10,653,564

Preferred Stocks-0.3%

Commercial Banks-0.3%
13,000	Banco Industrial e Comercial SA, 8.850%	41,454

	Total Preferred Stocks (Cost $92,416)	41,454

Shares	Security Description	Value

Investment Companies-1.7%
13,200	Direxion Daily Financial Bear 3X Shares (b)	$165,660
2,200	ProShares UltraShort Financials (b)	65,428

	Total Investment Companies (Cost $435,845)	231,088

Principal Amount

Short-Term Investments-19.2%
$2,562,000	State Street Eurodollar Time Deposit, 0.01%	2,562,000

	Total Short-Term Investments (Cost $2,562,000)	2,562,000

	Total Investments (Cost $14,553,397)-100.8%	13,488,106

	Liabilities in Excess of Other Assets-(0.8)%	(101,549)

	TOTAL NET ASSETS 100.0%	$13,386,557

Percentages are stated as a percent of net assets.
(a) All or a portion of the security is available to serve as collateral on the outstanding loans.
(b) Non-income producing security.
(c) Illiquid security.

(d) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

GDR-Global Depositary Receipt
OJSC-Open Joint Stock Company
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Innovators Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-81.9%

Aerospace & Defense-1.8%
10,000	Aerovironment, Inc. (a)	$216,500

Biotechnology-3.3%
12,500	ARIAD Pharmaceuticals, Inc. (a)	248,500
5,000	Myriad Genetics, Inc. (a)(b)	135,300

		383,800

Commercial Banks-1.9%
8,000	SunTrust Banks, Inc.	226,960

Commercial Services & Supplies-1.9%
15,000	Abtech Holdings, Inc. (a)	11,850
6,000	Copart, Inc. (a)	215,460

		227,310

Communications Equipment-1.4%
2,500	QUALCOMM, Inc.	165,075

Computers & Peripherals-5.0%
500	Apple, Inc.	227,655
15,000	Cray, Inc. (a)	278,550
5,000	Hewlett-Packard Co. (b)	82,550

		588,755

Diversified Financial Services-2.0%
4,000	CME Group, Inc. (b)	231,360

Diversified Telecommunication Services-0.5%
4,000	magicJack VocalTec, Ltd. (a)	52,600

Electronic Equipment, Instruments & Components-6.8%
11,000	FLIR Systems, Inc. (b)	261,470
12,434	InvenSense, Inc. (a)	181,536
3,000	IPG Photonics Corp.	196,440
6,000	Oxford Instruments PLC	156,063

		795,509

Energy Equipment & Services-0.6%
25,000	Electromagnetic GeoServices (a)	51,255
10,833	Polarcus, Ltd. (a)	13,683

		64,938

Health Care Equipment & Supplies-6.9%
10,000	Endologix, Inc. (a)	153,300
1,000	Intuitive Surgical, Inc. (a)	574,380
5,000	MAKO Surgical Corp. (a)	57,950
5,000	Synergetics U.S.A., Inc. (a)	26,000

		811,630

Health Care Providers & Services-4.4%
6,000	MEDNAX, Inc. (a)	513,360

Health Care Technology-0.9%
3,228	Allscripts Healthcare Solutions, Inc. (a)	35,766

Shares	Security Description	Value

4,000	Quality Systems, Inc. (b)	$72,960

		108,726

Household Durables-1.5%
25,000	Zagg, Inc. (a)	173,000

Internet & Catalog Retail-8.8%
40	Amazon.com, Inc. (a)	10,620
1,500	priceline.com, Inc. (a)	1,028,205

		1,038,825

Internet Software & Services-5.2%
700	Google, Inc.-Class A (a)	528,983
2,500	Liquidity Services, Inc. (a)	79,675

		608,658

Life Sciences Tools & Services-7.0%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)(b)	113,790
11,000	Life Technologies Corp. (a)	711,590

		825,380

Machinery-7.3%
1,000	Chart Industries, Inc. (a)	66,190
2,700	Flowserve Corp.	423,279
5,000	Proto Labs, Inc. (a)	205,650
6,000	Westport Innovations, Inc. (a)	164,760

		859,879

Personal Products-0.1%
400	Herbalife, Ltd.	14,528

Pharmaceuticals-1.8%
7,000	The Medicines Co. (a)	209,160

Semiconductors & Semiconductor Equipment-1.6%
6,000	Veeco Instruments, Inc. (a)	188,700

Software-11.2%
16,400	ANSYS, Inc. (a)(b)	1,207,040
10,000	Callidus Software, Inc. (a)	41,800
20,600	Mitek Systems, Inc. (a)	71,276

		1,320,116

	Total Common Stocks (Cost $7,208,862)	9,624,769

Principal Amount

Short-Term Investments-15.7%
$1,844,000	State Street Eurodollar Time Deposit, 0.01%	1,844,000

	Total Short-Term Investments (Cost $1,844,000)	1,844,000

	Total Investments (Cost $9,052,862)-97.6%	11,468,769

	Other Assets in Excess of Liabilities-2.4%	285,499

	TOTAL NET ASSETS 100.0%	$11,754,268

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the outstanding loans.
PLC-Public Limited Company

Alpine Transformations Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-78.4%

Aerospace & Defense-1.6%
5,000	Aerovironment, Inc. (a)(b)	$108,250

Chemicals-7.9%
2,079	Ashland, Inc. (b)	163,222
2,500	Eastman Chemical Co.	177,875
13,000	Flotek Industries, Inc. (a)	174,980

		516,077

Commercial Banks-1.1%
1,991	Wells Fargo & Co.	69,346

Commercial Services & Supplies-1.9%
15,000	Abtech Holdings, Inc. (a)	11,850
12,000	RR Donnelley & Sons Co.	110,400

		122,250

Computers & Peripherals-7.0%
400	Apple, Inc.	182,124
14,758	Cray, Inc. (a)(b)	274,056

		456,180

Distributors-2.1%
2,000	Genuine Parts Co.	136,060

Diversified Financial Services-1.7%
10,000	Bank of America Corp. (b)	113,200

Electronic Equipment, Instruments & Components-1.4%
3,500	Oxford Instruments PLC	91,036

Energy Equipment & Services-5.7%
2,000	CARBO Ceramics, Inc.	160,220
25,000	Electromagnetic GeoServices (a)	51,255
2,000	National Oilwell Varco, Inc.	148,280
10,833	Polarcus, Ltd. (a)	13,683

		373,438

Health Care Equipment & Supplies-7.5%
2,000	Edwards Lifesciences Corp. (a)(b)	179,860
500	Intuitive Surgical, Inc. (a)	287,190
5,000	Synergetics U.S.A., Inc. (a)	26,000

		493,050

Household Durables-6.5%
5,000	Garmin, Ltd.	189,450
3,200	Helen of Troy, Ltd. (a)	115,840
2,000	Jarden Corp. (a)	117,680

		422,970

Internet & Catalog Retail-4.2%
400	priceline.com, Inc. (a)	274,188

Internet Software & Services-3.8%
200	Google, Inc.-Class A (a)	151,138

Shares	Security Description	Value

3,000	Liquidity Services, Inc. (a)	$95,610

		246,748

Machinery-11.6%
2,000	Chart Industries, Inc. (a)	132,380
1,500	Gardner Denver, Inc.	105,555
7,000	Manitex International, Inc. (a)	68,040
3,000	Snap-On, Inc.	243,060
1,000	SPX Corp.	74,630
13,000	Wabash National Corp. (a)	134,550

		758,215

Metals & Mining-0.9%
1,500	Walter Energy, Inc.	56,325

Multi-Utilities-1.5%
10,000	Just Energy Group, Inc.	99,158

Oil, Gas & Consumable Fuels-1.8%
372	Apache Corp. (b)	31,159
1,500	Murphy Oil Corp.	89,280

		120,439

Real Estate Investment Trusts (REITs)-0.7%
1,102	Walter Investment Management Corp. (a)	49,381

Software-7.2%
15,000	Callidus Software, Inc. (a)	62,700
20,600	Mitek Systems, Inc. (a)	71,276
5,000	Nuance Communications, Inc. (a)	120,250
4,000	SolarWinds, Inc. (a)	217,680

		471,906

Specialty Retail-1.1%
2,000	Rent-A-Center, Inc.	71,360

Trading Companies & Distributors-1.2%
1,500	United Rentals, Inc. (a)	75,930

	Total Common Stocks (Cost $4,345,341)	5,125,507

Principal Amount

Short-Term Investments-19.9%
$1,299,000	State Street Eurodollar Time Deposit, 0.01%	1,299,000

	Total Short-Term Investments (Cost $1,299,000)	1,299,000

	Total Investments (Cost $5,644,341)-98.3%	6,424,507

	Other Assets in Excess of Liabilities-1.7%	112,082

	TOTAL NET ASSETS 100.0%	$6,536,589

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the outstanding loans.
PLC-Public Limited Company

Alpine Foundation Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-69.3%

Aerospace & Defense-1.6%
15,000	The Boeing Co.	$1,108,050

Auto Components-0.6%
16,800	Cooper Tire & Rubber Co.	427,728

Chemicals-4.2%
12,565	Ashland, Inc.	986,478
20,000	E.I. duPont de Nemours & Co.	949,000
12,000	Eastman Chemical Co.	853,800

		2,789,278

Commercial Banks-3.6%
5,000	PNC Financial Services Group, Inc.	309,000
8,262	Southside Bancshares, Inc.	174,659
35,000	Sun Bancorp, Inc. (a)	121,100
7,293	Susquehanna Bancshares, Inc.	83,286
34,728	Valley National Bancorp	339,987
10,000	Washington Trust Bancorp, Inc.	263,600
34,501	Webster Financial Corp.	767,647
10,432	Wells Fargo & Co.	363,347

		2,422,626

Commercial Services & Supplies-1.7%
20,000	Deluxe Corp.	735,800
10,888	Iron Mountain, Inc.	372,478

		1,108,278

Computers & Peripherals-1.7%
2,000	Apple, Inc.	910,620
14,000	Hewlett-Packard Co.	231,140

		1,141,760

Distributors-0.8%
8,200	Genuine Parts Co.	557,846

Diversified Financial Services-6.6%
63,041	Bank of America Corp.	713,624
14,367	Citigroup, Inc.	605,713
13,000	CME Group, Inc.	751,920
45,600	JPMorgan Chase & Co.	2,145,480
15,406	Medallion Financial Corp.	197,043

		4,413,780

Diversified Telecommunication Services-1.1%
66,185	TeliaSonera AB	477,713
5,700	Verizon Communications, Inc.	248,577

		726,290

Electric Utilities-2.3%
10,000	First Energy Corp.	404,900
17,800	Hawaiian Electric Industries, Inc.	480,066
10,400	The Southern Co.	459,992
6,646	Unitil Corp.	177,980

		1,522,938

Shares	Security Description	Value

Electrical Equipment-0.9%
8,700	Preformed Line Products Co.	$587,076

Food & Staples Retailing-2.3%
15,000	CVS Caremark Corp.	768,000
20,000	Walgreen Co.	799,200

		1,567,200

Food Products-0.9%
10,000	H.J. Heinz Co.	606,300

Gas Utilities-0.4%
5,400	Northwest Natural Gas Co.	245,268

Health Care Equipment & Supplies-1.1%
8,600	Becton, Dickinson & Co.	722,744

Health Care Providers & Services-0.6%
4,000	McKesson Corp.	420,920

Household Durables-1.7%
28,000	Lennar Corp.-Class A	1,163,120

Household Products-0.6%
4,000	Colgate-Palmolive Co.	429,480

Industrial Conglomerates-2.9%
2,500	3M Co.	251,375
74,600	General Electric Co.	1,662,088

		1,913,463

Insurance-0.6%
5,000	The Chubb Corp.	401,550

IT Services-3.6%
5,000	Accenture PLC-Class A	359,450
10,000	International Business Machines Corp.	2,030,700

		2,390,150

Machinery-1.7%
5,000	Caterpillar, Inc.	491,950
9,000	Joy Global, Inc.	568,530
10,000	Wabash National Corp. (a)	103,500

		1,163,980

Media-1.3%
7,692	CBS Corp.-Class B	320,910
20,000	Cinemark Holdings, Inc.	562,800

		883,710

Multi-Utilities-1.3%
10,000	Black Hills Corp.	403,500
50,000	Just Energy Group, Inc.	495,789

		899,289

Multiline Retail-0.6%
10,000	Macy’s, Inc.	395,100

Oil, Gas & Consumable Fuels-4.4%
9,000	Cenovus Energy, Inc.	299,160
51,500	CONSOL Energy, Inc.	1,614,010

Shares	Security Description	Value

5,000	Murphy Oil Corp.	$297,600
17,547	World Fuel Services Corp.	756,451

		2,967,221

Pharmaceuticals-4.2%
7,000	Abbott Laboratories	237,160
7,000	AbbVie, Inc.	256,830
27,000	Johnson & Johnson	1,995,840
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	303,920

		2,793,750

Real Estate Investment Trusts-12.5%
10,000	American Capital Agency Corp.	316,300
13,000	Boston Properties, Inc.	1,368,640
100,000	CBL & Associates Properties, Inc.	2,149,000
13,804	DDR Corp.	229,009
5,669	ProLogis, Inc.	226,193
23,823	Simon Property Group, Inc.	3,815,968
20,000	Two Harbors Investment Corp.	248,400

		8,353,510

Specialty Retail-0.5%
5,000	Brown Shoe Co., Inc.	86,200
6,000	Williams-Sonoma, Inc.	264,000

		350,200

Textiles, Apparel & Luxury Goods-1.8%
5,000	PVH Corp.	594,350
4,000	VF Corp.	590,320

		1,184,670

Thrifts & Mortgage Finance-0.2%
11,500	New York Community Bancorp, Inc.	153,525

Trading Companies & Distributors-1.0%
3,000	WW Grainger, Inc.	653,460

	Total Common Stocks (Cost $40,163,766)	46,464,260

Principal Amount

Bonds-25.0%

U.S. Treasury Bonds-25.0%
$6,000,000	6.000%, 02/15/2026	8,459,064
4,000,000	5.250%, 11/15/2028	5,358,752
3,000,000	3.000%, 05/15/2042	2,917,500

		16,735,316

	Total Bonds (Cost $14,894,093)	16,735,316

Short-Term Investments-4.4%
2,968,000	State Street Eurodollar Time Deposit, 0.01%	2,968,000

	Total Short-Term Investments (Cost $2,968,000)	2,968,000

	Total Investments (Cost $58,025,859)-98.7%	66,167,576

	Other Assets in Excess of Liabilities-1.3%	858,347

	TOTAL NET ASSETS 100.0%	$67,025,923

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund (formerly, Alpine Dynamic Financial Services Fund), Alpine Innovators Fund (formerly, Alpine Dynamic Innovators Fund), Alpine Transformations Fund (formerly, Alpine Dynamic Transformations Fund) and Alpine Foundation Fund (formerly, Alpine Dynamic Balance Fund) are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund, and Alpine Foundation Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset values, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of January 31, 2013, the Dynamic Dividend Fund held a security that is fair valued, which comprised 0.0% of the Fund’s net assets.

Alpine Series Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Quoted prices in active markets for identical investments

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ investments carried at fair value:

	Valuation Inputs

Dynamic Dividend Fund	Level 1	Level 2	Level 3	Total Value

Common Stocks
Australia	$4,403,270	$-	$-	$4,403,270
Brazil	12,770,255	-	-	12,770,255
Canada	8,839,222	-	-	8,839,222
China	-	-	17,525	17,525
France	6,883,637	-	-	6,883,637
Germany	2,641,473	-	-	2,641,473
Hong Kong	6,188,323	-	-	6,188,323
Indonesia	1,804,258	-	-	1,804,258
Ireland	8,693,515	-	-	8,693,515
Japan	10,711,641	-	-	10,711,641
Mexico	1,236,754	-	-	1,236,754
Netherlands	1,672,953	-	-	1,672,953
Norway	9,820,002	-	-	9,820,002
Russia	3,734,055	-	-	3,734,055
Singapore	5,437,040	-	-	5,437,040
South Korea	2,578,690	-	-	2,578,690
Sweden	4,042,876	-	-	4,042,876
Switzerland	22,076,570	-	-	22,076,570
Thailand	-	2,733,400	-	2,733,400
Turkey	3,872,580	-	-	3,872,580
United Kingdom	42,231,150	-	-	42,231,150
United States	169,100,140	119,782	-	169,219,922
Convertible Bonds	-	214,604	-	214,604

Total	$328,738,404	$3,067,786	$17,525	$331,823,715

	Valuation Inputs

Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks	$2,589,861	$-	$-	$2,589,861
Short-Term Investments	-	161,000	-	161,000

Total	$2,589,861	$161,000	$-	$2,750,861

Alpine Series Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

	Valuation Inputs

Financial Services Fund	Level 1	Level 2	Level 3	Total Value

Common Stocks
Capital Markets	$1,706,289	$-	$-	$1,706,289
Commercial Banks	5,019,181	116,960	-	5,136,141
Consumer Finance	411,607	-	-	411,607
Diversified Financial Services	1,259,139	-	-	1,259,139
Industrial Conglomerates	133,680	-	-	133,680
Insurance	29,898	-	-	29,898
IT Services	34,720	-	-	34,720
Pharmaceuticals	-	4,446	-	4,446
Real Estate Investment Trusts (REITs)	439,723	-	-	439,723
Thrifts & Mortgage Finance	1,383,146	-	-	1,383,146
Trading Companies & Distributors	114,775	-	-	114,775
Preferred Stocks	41,454	-	-	41,454
Investment Companies	231,088	-	-	231,088
Short-Term Investments	-	2,562,000	-	2,562,000

Total	$10,804,700	$2,683,406	$-	$13,488,106

	Valuation Inputs

Innovators Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks	$9,624,769	$-	$-	$9,624,769
Short-Term Investments	-	1,844,000	-	1,844,000

Total	$9,624,769	$1,844,000	$-	$11,468,769

	Valuation Inputs

Transformations Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks	$5,125,507	$-	$-	$5,125,507
Short-Term Investments	-	1,299,000	-	1,299,000

Total	$5,125,507	$1,299,000	$-	$6,424,507

	Valuation Inputs

Foundation Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks	$46,464,260	$-	$-	$46,464,260
Bonds	-	16,735,316	-	16,735,316
Short-Term Investments	-	2,968,000	-	2,968,000

Total	$46,464,260	$19,703,316	$-	$66,167,576

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Dynamic Dividend Fund

Balance as of October 31, 2012	$287,601
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(270,076)
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-

Balance as of January 31, 2013	$17,525

Change in net unrealized depreciation on Level 3 holdings held at period end	$(270,076)

Alpine Series Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Dynamic Dividend Fund

Cost of investments	$306,985,961
Gross unrealized appreciation	36,689,700
Gross unrealized depreciation	(11,851,946)

Net unrealized appreciation (depreciation)	$24,837,754

Accelerating Dividend Fund

Cost of investments	$2,346,254
Gross unrealized appreciation	442,492
Gross unrealized depreciation	(37,885)

Net unrealized appreciation (depreciation)	$404,607

Financial Services Fund

Cost of investments	$14,553,397
Gross unrealized appreciation	1,253,613
Gross unrealized depreciation	(2,318,904)

Net unrealized appreciation (depreciation)	$(1,065,291)

Innovators Fund

Cost of investments	$9,052,862
Gross unrealized appreciation	3,278,586
Gross unrealized depreciation	(862,679)

Net unrealized appreciation (depreciation)	$2,415,907

Transformations Fund

Cost of investments	$5,644,341
Gross unrealized appreciation	1,229,905
Gross unrealized depreciation	(449,739)

Net unrealized appreciation (depreciation)	$780,166

Foundation Fund

Cost of investments	$58,025,859
Gross unrealized appreciation	13,516,926
Gross unrealized depreciation	(5,375,209)

Net unrealized appreciation (depreciation)	$8,141,717

Alpine Series Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

Foreign Currency Translation Transactions: Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Innovators Fund and Foundation Fund may invest up to 20% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,
ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contract: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds did not hold forward currency contracts as of January 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2013

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 28, 2013

*  Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.